Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Marketable Securities [Abstract]
Current Marketable Securities	$ 2,575	$ 0
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	2,575
Gross Unrealized Gains	0
Gross Unrealized (Losses)	0
Estimated Fair Value	2,575
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Corporate debt securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	566
Gross Unrealized Gains	0
Gross Unrealized (Losses)	0
Estimated Fair Value	566
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | U.S. government debt securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	2,009
Gross Unrealized Gains	0
Gross Unrealized (Losses)	0
Estimated Fair Value	$ 2,009